Acquisitions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022
Myx [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Ladder [Member]
Business Acquisition [Line Items]
Business combination, proforma revenue	$ 0.7
Business combination, proforma operating income (loss)	$ 0.9